Earnings Per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

4.	EARNINGS PER SHARE

The calculation of earnings per share attributable to the Company is presented below (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Basic earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Basic earnings per share	$1.45	$0.75	$2.67	$1.55
Diluted earnings per share:
Net income attributable to Oil States International, Inc.	$74,243	$37,477	$136,320	$77,720
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021
Effect of dilutive securities:
Options on common stock	679	631	703	615
2 3/8% Convertible Senior Subordinated Notes	3,200	1,507	3,094	1,364
Restricted stock awards and other	160	171	181	188

Total shares and dilutive securities	55,270	52,455	55,061	52,188
Diluted earnings per share	$1.34	$0.71	$2.48	$1.49

Our calculation of diluted earnings per share for the three and six months ended June 30, 2011 excludes 178,855 shares and 177,702 shares, respectively, issuable pursuant to outstanding stock options and restricted stock awards due to their antidilutive effect. Our calculation of diluted earnings per share for the three and six months ended June 30, 2010 excludes 466,315 shares and 434,891 shares, respectively, issuable pursuant to outstanding stock options and restricted stock awards due to their antidilutive effect.